Oil and Natural Gas Properties	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Oil and Natural Gas Properties
Note 5 – Oil and Natural Gas Properties
The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved	$1,538,379	$750,492
Unproved	1,089,954	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)
Oil and natural gas properties, net	$2,397,497	$1,798,644

There were no exploratory well costs pending determination of proved reserves at December 31, 2018 or 2017 nor any unsuccessful exploratory dry hole costs during the years ended December 31, 2018 and 2016. During the year ended December 31, 2017, there was $1.3 million of pre-drilling costs associated with an exploratory dry hole that is included in exploration costs in the accompanying consolidated statements of operations.